Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of fair value hierarchy of the valuation inputs the Company utilized to determine such fair value
	December 31, 2021
	Level 1	Level 2	Level 3
	Audited

Warrants to convertible preferred shares	$-	$-	$18,623

	December 31, 2022
	Level 1	Level 2	Level 3

Warrants Liability – Public Warrants	$3,403	$-	$-
Warrant Liability – Private Warrants	-	-	2,227

Total	$3,403	$-	$2,227